Commitments (Details Narrative)	1 Months Ended
	Feb. 22, 2016 USD ($) Integer	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Oct. 05, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 06, 2016 USD ($)
Accounts payable		$ 349,365	$ 350,465		$ 283,879
Deposit in acquisition		$ 124,000	75,000
Settlement agreement [Member]
Remaining amount of settlement, paid						$ 150,000
TruFood Provisions Co [Member]
Acquisition of equity				100.00%
Accounts payable			45,000
Deposit in acquisition			$ 30,000	$ 75,000
Mr. Fitzpatrick's and Mr. Pfaff's [Member]
Consideration aggregate settlement amount	$ 200,000
Number of installments | Integer	2